PROSHARES TRUST
ProShares Ultra Bitcoin ETF
ProShares UltraShort Bitcoin ETF
(each a “Fund”, together the “Funds”)
Supplement dated March 31, 2024
to each Fund’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information
(dated March 31, 2024, each as supplemented or amended)
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The Funds are not yet available for sale.
For more information, please contact the Funds at 1-866-776-5125.
Please retain this supplement for future reference.